Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
November 30, 2021
SOF-NPRT3-0122
1.810708.117
Common Stocks - 95.2%
	Shares	Value ($)
Entertainment - 1.0%
Interactive Home Entertainment - 1.0%
Activision Blizzard, Inc.	814,900	47,753,140
Electronic Arts, Inc.	717,300	89,103,006
		136,856,146
Interactive Media & Services - 4.5%
Interactive Media & Services - 4.5%
Alphabet, Inc. Class A (a)	130,100	369,217,295
Meta Platforms, Inc. Class A (a)	420,300	136,370,538
Twitter, Inc. (a)	2,062,242	90,614,913
		596,202,746
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	44,992,584
IT Services - 29.1%
Data Processing & Outsourced Services - 16.7%
Automatic Data Processing, Inc.	66,200	15,284,918
ExlService Holdings, Inc. (a)	347,200	45,090,864
Fidelity National Information Services, Inc.	611,200	63,870,400
Fiserv, Inc. (a)	272,400	26,292,048
FleetCor Technologies, Inc. (a)	153,200	31,732,316
Global Payments, Inc.	1,168,870	139,142,285
MasterCard, Inc. Class A	1,977,800	622,848,776
PayPal Holdings, Inc. (a)	2,670,700	493,785,723
Square, Inc. (a)	220,600	45,957,598
StoneCo Ltd. Class A (a)	319,600	4,985,760
Visa, Inc. Class A	3,585,320	694,727,456
WEX, Inc. (a)	114,700	14,500,374
		2,198,218,518
Internet Services & Infrastructure - 5.0%
Akamai Technologies, Inc. (a)	1,122,900	126,550,830
GoDaddy, Inc. (a)	1,471,200	103,234,104
MongoDB, Inc. Class A (a)	346,200	172,442,220
Snowflake Computing, Inc. (a)	165,800	56,396,870
Twilio, Inc. Class A (a)	476,745	136,420,582
Wix.com Ltd. (a)	449,300	68,653,040
		663,697,646
IT Consulting & Other Services - 7.4%
Accenture PLC Class A	655,900	234,418,660
Capgemini SA	691,100	159,968,785
Cognizant Technology Solutions Corp. Class A	3,475,800	271,042,884
DXC Technology Co. (a)	707,800	21,226,922
Gartner, Inc. (a)	347,300	108,444,425
IBM Corp.	1,407,000	164,759,700
Kyndryl Holdings, Inc.	281,400	4,446,120
Liveramp Holdings, Inc. (a)	265,300	12,450,529
Thoughtworks Holding, Inc.	46,100	1,346,120
		978,104,145
TOTAL IT SERVICES		3,840,020,309
Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	520,700	24,733,250
Professional Services - 0.2%
Research & Consulting Services - 0.2%
CACI International, Inc. Class A (a)	88,700	23,011,441
Road & Rail - 0.2%
Trucking - 0.2%
Uber Technologies, Inc. (a)	725,900	27,584,200
Software - 59.7%
Application Software - 29.1%
Adobe, Inc. (a)	1,415,000	947,837,750
Alteryx, Inc. Class A (a)	412,500	27,418,875
Anaplan, Inc. (a)	2,719,100	116,404,671
Aspen Technology, Inc. (a)	486,100	70,499,083
Autodesk, Inc. (a)	1,125,000	285,963,750
Avalara, Inc. (a)	189,600	26,483,328
AvidXchange Holdings, Inc.	36,300	775,368
Blackbaud, Inc. (a)	646,300	48,769,798
Braze, Inc.	15,500	1,181,100
Ceridian HCM Holding, Inc. (a)	981,542	107,380,695
Citrix Systems, Inc.	459,107	36,925,976
Constellation Software, Inc.	25,200	42,879,947
Coupa Software, Inc. (a)	424,300	83,442,838
Dropbox, Inc. Class A (a)	213,000	5,241,930
Elastic NV (a)	735,700	114,371,922
Everbridge, Inc. (a)	179,811	20,394,164
Five9, Inc. (a)	117,839	16,772,025
HubSpot, Inc. (a)	167,700	135,318,807
Intuit, Inc.	263,800	172,076,740
Micro Focus International PLC	1,263,938	5,855,069
Mimecast Ltd. (a)	692,300	56,076,300
Momentive Global, Inc. (a)	850,700	17,379,801
New Relic, Inc. (a)	473,100	52,433,673
PTC, Inc. (a)	934,400	102,391,552
Qualtrics International, Inc.	674,900	21,839,764
Salesforce.com, Inc. (a)	2,898,284	825,895,009
SAP SE	73,900	9,470,375
Smartsheet, Inc. (a)	313,700	20,076,800
Workday, Inc. Class A (a)	872,300	239,210,829
Workiva, Inc. (a)	226,100	31,534,167
Zendesk, Inc. (a)	1,178,100	120,295,791
Zoom Video Communications, Inc. Class A (a)	332,648	70,325,114
		3,832,923,011
Systems Software - 30.6%
GitLab, Inc.	11,200	1,081,248
Mandiant, Inc. (a)	3,422,300	58,076,431
Microsoft Corp.	9,897,700	3,272,080,642
NortonLifeLock, Inc.	4,479,100	111,305,635
Oracle Corp.	2,560,727	232,360,368
Palo Alto Networks, Inc. (a)	478,400	261,656,096
Tenable Holdings, Inc. (a)	1,617,600	79,909,440
Zuora, Inc. (a)	1,207,700	23,924,537
		4,040,394,397
TOTAL SOFTWARE		7,873,317,408
TOTAL COMMON STOCKS (Cost $5,465,952,729)		12,566,718,084

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $557,819,702)	557,712,005	557,823,548

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,023,772,431)	13,124,541,632
NET OTHER ASSETS (LIABILITIES) - 0.6%	74,046,596
NET ASSETS - 100.0%	13,198,588,228

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	285,645,129	1,152,826,271	880,647,852	197,746	-	-	557,823,548	0.9%
Fidelity Securities Lending Cash Central Fund 0.07%	328,019,373	694,968,366	1,022,987,739	104,544	-	-	-	0.0%
Total	613,664,502	1,847,794,637	1,903,635,591	302,290	-	-	557,823,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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